Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Risk Management and Financial Instruments
Schedule of financial liabilities measured at fair value

			December 31,
			2020
	Level 1	Level 2	Level 3
Convertible Note Derivative (Note 9)	$—	$—	$26,060,446
Warrant Derivative (Note 7)	—	—	874,864
	$—	$—	$26,935,310

			December 31,
			2019
	Level 1	Level 2	Level 3
Convertible Note Derivative (Note 9)	$—	$—	$25,478,212
Warrant Derivative (Note 7)	—	—	274,723
	$—	$—	$25,752,935

Schedule of financial assets and liabilities denominated in Canadian dollars are as follows, stated in USD:

	2020	2019
Cash and cash equivalents	$606,453	$676,296
Prepaids and other receivables	189,535	152,535
Trade and other payables	(600,225)	(263,229)
Lease liabilities	(71,015)	(108,255)
Warrant derivative	(874,864)	(274,723)
Convertible notes	(9,562,293)	(27,336,373)
Convertible note derivative	(26,060,446)	(25,478,212)
	$(36,372,855)	$(52,631,962)